SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
24. SEGMENTED INFORMATION
Segmented revenue and results
The Company has reportable segments as identified by the individual mining operations. Segments are operations reviewed by the executive management. Each segment is identified based on quantitative and qualitative factors.

For the Years Ended December 31,	Wassa	Prestea	Other	Corporate	Total
2019
Revenue	$203,820	$60,917	—	—	$264,737
Mine operating expenses	98,722	71,427	—	—	170,149
Severance charges	225	143	—	—	368
Operating costs from/(to) metal inventory	299	(652)	—	—	(353)
Inventory net realizable value adjustment and write-off	—	1,216	—	—	1,216
Royalties	10,877	4,083	—	—	14,960
Cost of sales excluding depreciation and amortization	110,123	76,217	—	—	186,340
Depreciation and amortization	17,134	11,920	—	—	29,054
Mine operating margin/(loss)	76,563	(27,220)	—	—	49,343
Impairment charges	—	56,762	—	—	56,762
Income tax expense	27,439	—	—	—	27,439
Net income/(loss) attributable to non-controlling interest	4,671	(15,211)	—	—	(10,540)
Net income/(loss) attributable to Golden Star	$35,357	$(72,751)	$1,190	$(31,230)	$(67,434)

Capital expenditures	$60,123	$13,018	—	—	$73,141

2018
Revenue	$183,078	$89,939	$—	$—	$273,017
Mine operating expenses	86,916	89,112	—	—	176,028
Severance charges	4,970	9,888	—	—	14,858
Operating costs from metal inventory	7,184	5,702	—	—	12,886
Inventory net realizable value adjustment and write-off	3,684	1,971	—	—	5,655
Royalties	9,508	4,794	—	—	14,302
Cost of sales excluding depreciation and amortization	112,262	111,467	—	—	223,729
Depreciation and amortization	22,066	11,873	—	—	33,939
Mine operating margin/(loss)	48,750	(33,401)	—	—	15,349
Income tax expense	12,350	—	—	—	12,350
Net income/(loss) attributable to non-controlling interest	3,043	(8,991)	—	—	(5,948)
Net income/(loss) attributable to Golden Star	$27,994	$(25,351)	$(8,543)	$(12,223)	$(18,123)

Capital expenditures	$35,420	$11,414			$46,834
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2019
Total assets	$233,634	$94,453	$2,951	$43,022	$374,060

December 31, 2018
Total assets	$181,446	$147,815	$898	$87,828	$417,987

Information about major customers
Currently, approximately 90% of our gold production is sold through a South African gold refinery. Except for the sales to RGLD as part of the Streaming Agreement, the refinery arranges for the sale of gold on the day it is shipped from the mine sites and we receive payment for gold sold two working days after the gold leaves the mine site. The global gold market is competitive with numerous banks and refineries willing to buy gold on short notice. Therefore, we believe that the loss of one of our current customers would not materially delay or disrupt revenue.